UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Bond Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Small Cap Equity Fund

Knights of Columbus International Equity Fund

Semi-Annual Report	April 30, 2015

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2015 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2015 (Unaudited)

Dear Shareholders:

We have a truncated period for our first semiannual report as Knights of Columbus Asset Advisors’ funds were launched on February 27, 2015. The financial markets have been looking to the Federal Reserve (Fed) to see when the first hike in rates would occur. We are much more concerned with the pace of the rate hike as opposed to when it starts. The equity market has acutely watched this timing because too high too fast will likely be a negative for stocks. First quarter earnings were much better than many expected, but economic data continued to be a tug of war between things are getting better and the pace of better is simply not fast enough. The bond market has been watching the same thing and trying to decipher the healing in the employment arena versus production centric economic releases. What follows are a review of the funds over the first two months.

Knights of Columbus Core Bond Fund

The Knights of Columbus Core Bond Fund returned -0.08% versus 0.10% for the Barclays US Aggregate Index and 0.10% for the Lipper Core Bond Classification. The portfolio experienced usual startup costs as we established the new positions. The portfolio under performance was due to specific issue selection. Within the industrial sector, holdings in Comcast, Fed Ex and Tyson Foods all negatively impacted performance. Bank of America also contributed to the underperformance. Positioning on the yield curve provided incremental value to the total return. The fund also benefitted from overweight positions in both Commercial Mortgage Backed Security and Asset Backed Security.

Knights of Columbus Limited Duration Bond Fund

The Knights of Columbus Limited Duration Bond Fund returned 0.14% versus 0.31% for the Barclays 1-3 Year Government/Credit Index and Lipper Short-Intermediate Investment Grade return 0.42%. The 17 basis points of underperformance was due to issue selection. In analyzing the attribution analysis, the fund added value in yield curve positioning and asset allocation. Widening in yield spreads hurt two Treasury holdings in the portfolio and spread widening in two Federal Home Loan Bank mortgages also negatively impacted performance. On the positive side, we added value due to our yield curve positioning and also added incremental value from underweight positions in both Treasuries and industrials.

Knights of Columbus Large Cap Growth Fund

The Knights of Columbus Large Cap Growth Fund returned -1.20% in March and April compared to the benchmark Russell 1000 Growth Index return of -0.64%. After rising nicely in the early part of March, the portfolio experienced relative weakness as U.S. equities exhibited a change in character beginning on March 20. In particular, a notable shift in the beaten-down Energy sector was costly given the portfolio’s underweight allocation, but was mostly offset by positive allocation impacts elsewhere. Energy turned out to be the best performing sector in March-April time frame by a wide margin. Otherwise, stock selection was responsible for nearly the entire shortfall, with Health Care the primary culprit due to weakness in the Biotechnology group. Relative weakness in Consumer Staples was offset by positive relative contributions from Financials, Consumer Discretionary, and Technology. Earnings-related moves primarily drove individual stock results in April, with disappointments generally being punished harshly and even positive results often met with profit taking. Applied Materials (AMAT-20) was the worst performing stock in the portfolio during the period, as the company’s merger with Tokyo-Electron was scuttled by regulators. Netflix topped the list of winners, as the company posted strong results on the continued success of original programming, including “House of Cards”, and a more rapid turn to profitability in its expanding international operations.

Knights of Columbus Large Cap Value Fund

The Knights of Columbus Large Cap Value Fund returned -1.17%, underperforming the benchmark Russell 1000 Value Index return of -0.44% in the two months ending April 30th. The main event over this span was the +37% rally in WTI Crude Oil prices from its low of $43/barrel on March 17th to $59/barrel at the end of April. Small cap Energy names snapped back the strongest from the lows in March, finishing up more than +15% as they were hit the hardest on the waterfall descent which started in June of last year. Large cap Energy names also benefited nicely, finishing up over +10% over this same time horizon. The portfolio acted accordingly as Energy was one of the best performing sectors on an absolute basis, but an underweight position canceled out the positive stock selection within the group. Materials was the best relative performing sector, as two of the three names driving performance were highly leveraged to the Energy industry. LyondellBasell (LYB), which along with its chemical business derives a quarter of revenues from the production of gasoline and diesel fuel, finished the period up over +20%, which culminated in a strong earnings beat for good measure. US Silica (SLCA), which produces oil and gas proppants, also benefited from strength in the Energy sector, finishing up +15%. Underperformance within Industrials was broad-based with three of the worst performers coming from this group. Union Pacific (UNP), Booz Allen Hamilton (BAH), and Waste Management (WM) cost the portfolio over 40 basis points in relative performance. Another notable detractor within Consumer Staples was Whole Foods Markets (WFM) which finished down more than -15% for the period. A slight disappointment in sales growth during the quarter and investor nervousness about national store saturation pushed the price down.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2015 (Unaudited)

Knights of Columbus Small Cap Equity Fund

The Knights of Columbus Small Cap Equity Fund declined -0.15% net of expenses from March through April, 2015, outperforming the benchmark Russell 2000, which declined -0.85%. The performance of growth versus value was unusually close, with the Russell 2000 Value Index declining -0.49% and the Russell 2000 Growth Index falling -1.20%. Leadership was fueled by the Energy sector, which continued its recovery from the 2014 selloff by returning 7.88%. Health Care was the weakest sector, declining -3.84% after a strong run that dates back to October, 2014. Our stock selection was strongest in the Health Care sector. The standout was Dyax Corp, a biotech company, which soared 58% over the two-month period on news of a potential new drug. Another large, positive contributor was Sketchers, the footwear company, which rose 35% after beating earnings expectations. The Financial Sector was our weakest. There was no single company driving the results, rather there were several banks that underperformed slightly.

Knights of Columbus International Equity Fund

The Knights of Columbus International Equity Fund underperformed the FTSE All-World ex US benchmark during the two-month period of March and April, 2015. The Fund returned 1.90% versus the 3.57% appreciation of the benchmark. Market returns ranged from +6.6% for the top-performing Energy sector to +0.41% for the Materials sector, the laggard during this period. From a regional perspective, emerging markets (+5.3%) outperformed developed markets (+3.4%) during March and April, though with wide dispersion, from almost 27% and 21% returns in Hungary and China, respectively, to declines of almost 9% in India and Indonesia. While currencies were volatile during the March/April period, they did not have a significant overall impact on market performance; this is based on the movements of DXY (dollar index spot exchange rate), a representative basket of foreign currencies, which started March and ended April at approximately the same level of around $95. The strongest positive attribution in the Fund came from ITV, the U.K. media company, which appreciated over 16% in U.S. dollar terms for the two-month period due to expectations of strong advertising revenue growth in2015. Banco Do Brasil, which we added to the Fund in early April, appreciated almost 24% during April on optimism of economic improvement in Brazil and was also one of the biggest contributors to relative performance. The worst performing stock in the Fund was Tata Motors, the Indian auto producer, which lost almost 16% in U.S. dollar terms for the two-month period. The lagging performance was due to deteriorating conditions in China, the company’s largest market, and also due to a large rights issue the company is using to retire debt and fund new capital investment. From an allocation standpoint for the period of March/April, the Fund maintained regional and sector exposures relatively in-line with FTSE All-World ex US Index, so most relative performance was derived from stock selection rather than allocation decisions.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-844-KC-FUNDS or visit www.kofcassetadvisors.org.

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

Mutual fund investing involves risk. Some mutual funds have more risk than others. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. Fixed income investments are subject to interest rate risk, and their value will decline as interest rates rise. Asset allocation and diversification do not assure a profit or protect against loss in declining markets. There is no guarantee a Fund’s objectives will be achieved. The risks associated with each fund are explained more fully in each fund’s respective prospectus. Investors should consult with their attorney, accountant, and/or tax professional for advice concerning their particular situation.

Barclays 1-3 Year U.S. Government/Credit Index

The U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Index was launched on January 1, 1979 and is a subset of the U.S. Aggregate Index. The 1-3 year index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, US Aggregate eligible securities also contribute to the multi-currency Global Aggregate Index and the US Universal Index, which includes high yield and emerging markets debt. The US Aggregate Index was created in 1986.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2015 (Unaudited)

Russell 1000 Growth Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

Russell 2000 Index

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

FTSE All-World Ex-U.S. Index

The FTSE All-World ex US Index is one of a number of indexes designed to help investors benchmark their international investments. The index comprises Large and Mid cap stocks providing coverage of Developed and Emerging Markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.9%
	Face Amount	Value

CONSUMER DISCRETIONARY — 2.4%
DIRECTV Holdings
3.950%, 01/15/25	$300,000	$305,062
Dollar General
3.250%, 04/15/23	300,000	292,273
Ford Motor Credit
5.875%, 08/02/21	300,000	350,556

		947,891

CONSUMER STAPLES — 2.3%
Diageo Capital
2.625%, 04/29/23	300,000	295,931
Kraft Foods Group
5.000%, 06/04/42	300,000	320,608
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	305,657

		922,196

ENERGY — 3.7%
Anadarko Petroleum
5.950%, 09/15/16	300,000	319,015
Enterprise Products Operating
2.550%, 10/15/19	300,000	304,937
Helmerich & Payne International Drilling
4.650%, 03/15/25(A)	500,000	525,892
Southwestern Energy
4.950%, 01/23/25	300,000	311,577

		1,461,421

FINANCIALS — 8.1%
Bank of America MTN
4.000%, 01/22/25	300,000	297,344
Crown Castle Towers
3.222%, 05/15/22(A)	300,000	300,933

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Goldman Sachs Group
3.500%, 01/23/25	$300,000	$300,333
JPMorgan Chase
7.900%, 04/30/18(B)	300,000	319,500
Morgan Stanley MTN
4.875%, 11/01/22	300,000	324,997
TIAA Asset Management Finance
4.125%, 11/01/24(A)	1,000,000	1,047,961
Vornado Realty
5.000%, 01/15/22	300,000	329,909
Wells Fargo
7.980%, 03/15/18(B)	300,000	330,000

		3,250,977

INDUSTRIALS — 3.7%
Air Lease
5.625%, 04/01/17	250,000	267,188
American Airlines Pass Through Trust , Ser 2015-1
3.700%, 05/01/23	600,000	602,999
Burlington Northern Santa Fe
3.450%, 09/15/21	300,000	317,060
FedEx
4.100%, 02/01/45	300,000	287,013

		1,474,260

INFORMATION TECHNOLOGY — 1.6%
Hewlett-Packard
4.650%, 12/09/21	300,000	328,326
Molex Electronic Technologies
3.900%, 04/15/25(A)	300,000	299,846

		628,172

MATERIALS — 3.9%
Alcoa
5.550%, 02/01/17	300,000	317,847
Eastman Chemical
2.400%, 06/01/17	300,000	306,303
Mosaic
4.250%, 11/15/23	300,000	319,366
Nucor
4.000%, 08/01/23	300,000	313,441
Rio Tinto Finance USA
2.250%, 12/14/18	300,000	304,038

		1,560,995

TELECOMMUNICATION SERVICES — 1.6%
Rogers Communications
4.100%, 10/01/23	300,000	316,472
Verizon Communications
3.650%, 09/14/18	300,000	317,714

		634,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — 1.6%
Duke Energy
3.750%, 04/15/24	$300,000	$319,100
Florida Power & Light
4.125%, 02/01/42	300,000	319,412

		638,512

Total Corporate Obligations (Cost $11,581,352)		11,518,610

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 25.5%

FHLMC
3.500%, 11/01/44	2,076,747	2,174,797
3.000%, 02/01/45	1,490,884	1,515,670
2.500%, 02/01/30	987,515	1,013,268
FNMA
4.500%, 02/01/41	2,470,935	2,698,604
4.000%, 01/01/42	2,562,917	2,754,298

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $10,121,364)		10,156,637

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bonds
4.625%, 02/15/40	1,000,000	1,351,016
3.750%, 08/15/41	1,350,000	1,619,051
U.S. Treasury Notes
4.500%, 02/15/16	2,000,000	2,067,968
2.625%, 11/15/20	1,450,000	1,529,863
2.125%, 02/29/16	1,700,000	1,726,695

Total U.S. Treasury Obligations (Cost $8,349,455)		8,294,593

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%

FHLB
4.875%, 05/17/17	1,000,000	1,084,560
FHLMC
2.375%, 01/13/22	1,300,000	1,328,365
1.000%, 03/08/17	1,000,000	1,006,332

Total U.S. Government Agency Obligations (Cost $3,417,410)		3,419,257

MORTGAGE-BACKED SECURITIES — 8.2%

Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	440,438
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	420,753

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(A)	$400,000	$408,723
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	400,000	415,492
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A2
2.916%, 02/15/47	400,000	415,536
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A1
1.437%, 12/15/47	379,415	379,786
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl ASB
3.636%, 10/15/57	400,000	427,134
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A2
2.917%, 08/15/47	350,000	364,032

Total Mortgage-Backed Securities (Cost $3,272,076)		3,271,894

ASSET-BACKED SECURITIES — 7.0%

Chase Issuance Trust, Ser 2012-A4, Cl A4
1.580%, 08/16/21	400,000	396,951
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	400,000	400,755
Small Business Administration, Ser 2015-10A, Cl 1
2.517%, 03/10/25	1,000,000	1,001,879
Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	1,000,000	1,006,827

Total Asset-Backed Securities (Cost $2,795,144)		2,806,412

Total Investments— 99.0% (Cost $39,536,801)		$39,467,403

Percentages based on Net Assets of $39,856,134.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2015 (Unaudited)

(B)	Floating rate security - The rate reported is the rate in effect on April 30, 2015.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 31.3%
	Face Amount	Value

CONSUMER DISCRETIONARY — 2.1%
Comcast
6.500%, 01/15/17	$250,000	$273,449
DIRECTV Holdings
2.400%, 03/15/17	250,000	254,399
Thomson Reuters
1.300%, 02/23/17	250,000	249,919

		777,767

CONSUMER STAPLES — 6.3%
Anheuser-Busch InBev Worldwide
1.375%, 07/15/17	250,000	251,904
Campbell Soup
3.050%, 07/15/17	250,000	259,443
Coca-Cola Enterprises
2.000%, 08/19/16	250,000	253,715
ConAgra Foods
1.300%, 01/25/16	250,000	250,761
CVS Health
5.750%, 06/01/17	250,000	273,680
General Mills
1.400%, 10/20/17	250,000	250,434
Tyson Foods
6.600%, 04/01/16	250,000	262,646
Unilever Capital
0.850%, 08/02/17	250,000	249,457
Walgreen
1.800%, 09/15/17	250,000	252,383

		2,304,423

ENERGY — 3.6%
Anadarko Petroleum
6.375%, 09/15/17	500,000	555,608
Apache
1.750%, 04/15/17	250,000	251,874

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Canadian Natural Resources
5.700%, 05/15/17	$250,000	$270,276
Chevron
1.104%, 12/05/17	250,000	250,221

		1,327,979

FINANCIALS — 8.7%
American Tower
4.500%, 01/15/18	250,000	267,508
Bank of America
6.050%, 05/16/16	250,000	261,875
Bank of Nova Scotia
1.375%, 12/18/17	250,000	250,429
Camden Property Trust
5.700%, 05/15/17	250,000	270,933
Citigroup
1.850%, 11/24/17	250,000	251,600
Credit Suisse NY MTN
1.750%, 01/29/18	250,000	250,931
Daimler Finance North America
1.125%, 03/10/17(A)	250,000	250,122
Ford Motor Credit
3.000%, 06/12/17	250,000	257,034
Goldman Sachs Group
5.950%, 01/18/18	250,000	277,216
JPMorgan Chase MTN
1.350%, 02/15/17	250,000	250,890
Morgan Stanley
1.875%, 01/05/18	250,000	250,881
Morgan Stanley Capital
3.884%, 02/15/16(A)	375,000	379,948

		3,219,367

HEALTH CARE — 2.1%
AbbVie
1.750%, 11/06/17	250,000	251,296
Amgen
5.850%, 06/01/17	250,000	273,109
2.125%, 05/15/17	250,000	254,427

		778,832

INDUSTRIALS — 1.6%
Air Lease
5.625%, 04/01/17	250,000	267,188
Aviation Capital Group
3.875%, 09/27/16(A)	300,000	308,203

		575,391

MATERIALS — 1.2%
Eastman Chemical
2.400%, 06/01/17	250,000	255,252
Glencore Funding
2.125%, 04/16/18(A)	200,000	199,779

		455,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TELECOMMUNICATION SERVICES — 2.9%
AT&T
1.400%, 12/01/17	$550,000	$549,334
Verizon Communications
2.500%, 09/15/16	250,000	255,233
Vodafone Group
5.625%, 02/27/17	250,000	269,249

		1,073,816

UTILITIES — 2.8%
Dayton Power & Light
1.875%, 09/15/16	250,000	252,514
Dominion Resources
1.950%, 08/15/16	250,000	252,853
Duke Energy
1.625%, 08/15/17	250,000	252,616
Georgia Power
5.700%, 06/01/17	250,000	273,451

		1,031,434

Total Corporate Obligations (Cost $11,537,652)		11,544,040

U.S. TREASURY OBLIGATIONS — 29.6%

U.S. Treasury Notes
3.250%, 05/31/16	3,200,000	3,301,500
3.250%, 03/31/17	1,350,000	1,418,554
0.875%, 11/15/17	875,000	876,709
0.750%, 10/31/17	1,500,000	1,498,828
0.625%, 12/15/16	2,100,000	2,104,265
0.500%, 11/30/16	1,700,000	1,700,665

Total U.S. Treasury Obligations (Cost $10,886,738)		10,900,521

ASSET-BACKED SECURITIES — 13.3%
Capital One Multi-Asset Execution Trust, Ser 2014-A5, Cl A
1.480%, 07/15/20	400,000	402,655
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	255,000	254,916
Chase Issuance Trust, Ser 2012-A4, Cl A4
1.580%, 08/16/21	375,000	372,141
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	400,000	401,421
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	225,000	249,386
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/18	375,000	376,832

ASSET-BACKED SECURITIES — continued
	Face Amount	Value

Discover Card Execution Note Trust, Ser 2013-A2, Cl A2
0.690%, 08/15/18	$350,000	$350,340
Ford Credit Auto Owner Trust, Ser 2012-C, Cl C
1.690%, 04/15/18	375,000	377,533
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/18	475,000	475,561
Honda Auto Receivables Owner Trust, Ser 2014-2, Cl A3
0.770%, 03/19/18	325,000	324,880
John Deere Owner Trust, Ser 2015-A, Cl A3
1.320%, 06/17/19	400,000	401,447
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	375,000	375,708
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/17	189,209	189,171
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	370,000	370,128

Total Asset-Backed Securities (Cost $4,913,622)		4,922,119

MORTGAGE-BACKED SECURITIES — 12.5%

CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A1
1.558%, 12/15/47	83,467	83,486
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A1
1.392%, 07/10/47	363,923	363,763
Commercial Mortgage Trust
2.025%, 08/15/45	375,000	380,945
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44(A)	350,000	357,633
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43(A)	264,208	269,348
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43(A)	375,000	397,612
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	375,000	401,096
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A1
1.223%, 12/15/46	126,418	126,657

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	$267,000	$277,341
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	390,000	396,801
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	344,212	345,764
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A1
1.437%, 12/15/47	360,445	360,797
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	334,129	334,544
WFRBS Commercial Mortgage Trust, Ser 2012-6, Cl B
1.330%, 05/15/17	368,835	375,056
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	121,035	121,302

Total Mortgage-Backed Securities (Cost $4,591,210)		4,592,145

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%

FHLB
4.875%, 05/17/17	1,000,000	1,084,560
4.750%, 12/16/16	1,000,000	1,067,207
0.625%, 11/23/16	1,000,000	1,001,071
FHLMC
0.750%, 01/12/18	1,000,000	999,569

Total U.S. Government Agency Obligations (Cost $4,139,786)		4,152,407

MUNICIPAL BOND — 0.8%

Oregon State Facilities Authority, RB, Ser B
2.100%, 04/01/17
(Cost $300,000)	300,000	300,489

Total Investments— 98.8% (Cost $36,369,008)		$36,411,721

Percentages based on Net Assets of $36,855,333.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

As of April 30, 2015, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
CONSUMER DISCRETIONARY — 20.4%
Brinker International	3,725	$206,253
Comcast, Cl A	7,875	454,860
Dillard’s, Cl A	1,275	167,777
DIRECTV *	2,975	269,847
Electronic Arts *	4,725	274,475
Hanesbrands	5,600	174,048
Lennar, Cl A	4,250	194,650
Lithia Motors, Cl A	1,875	186,994
Lowe’s	5,300	364,957
Macy’s	2,900	187,427
Netflix *	400	222,600
O’Reilly Automotive *	1,275	277,733
Pool	2,200	142,758
Restoration Hardware Holdings *	1,250	107,713
VF	3,375	244,451
Walt Disney	4,550	494,677
Williams-Sonoma	2,050	150,737
Wyndham Worldwide	2,450	209,230

		4,331,187

CONSUMER STAPLES — 8.7%
Colgate-Palmolive	3,600	242,208
CVS Health	2,500	248,225
Dr Pepper Snapple Group	3,200	238,656
Hormel Foods	3,075	167,126
Kroger	4,475	308,372
Monster Beverage *	2,275	311,925
Rite Aid *	21,350	164,609
Whole Foods Market	3,325	158,802

		1,839,923

ENERGY — 2.8%
Atwood Oceanics	5,150	171,907
EOG Resources	2,675	264,692
Tesoro	1,975	169,514

		606,113

FINANCIALS — 6.8%
Affiliated Managers Group *	825	186,557
Ameriprise Financial	1,350	169,128
CBRE Group, Cl A ‡ *	6,175	236,750

COMMON STOCK — continued
	Shares	Value
FINANCIALS (continued)
MasterCard, Cl A	5,025	$453,304
Morgan Stanley	4,825	180,021
Visa, Cl A	3,250	214,663

		1,440,423

HEALTH CARE — 18.4%
AmerisourceBergen, Cl A	2,100	240,030
Amgen	2,975	469,781
Biogen *	1,000	373,930
Cardinal Health	2,725	229,827
Celgene *	3,675	397,121
Express Scripts Holding *	1,275	110,160
Gilead Sciences	4,125	414,603
HealthSouth	4,475	202,360
Jazz Pharmaceuticals *	1,450	259,115
Mallinckrodt *	1,975	223,531
McKesson	1,625	363,024
Medivation *	1,975	238,462
Regeneron Pharmaceuticals *	475	217,294
United Therapeutics *	1,050	167,675

		3,906,913

INDUSTRIALS — 10.6%
Caterpillar	2,550	221,543
Deere	2,425	219,511
FedEx	1,575	267,073
JetBlue Airways *	8,825	181,177
Manitowoc	5,450	107,529
Masco	7,900	209,271
PACCAR	2,900	189,515
Spectrum Brands Holdings	1,325	121,145
Union Pacific	3,375	358,526
United Continental Holdings *	3,775	225,519
United Rentals *	1,625	156,943

		2,257,752

INFORMATION TECHNOLOGY — 24.5%
Apple	13,950	1,745,842
Applied Materials	5,950	117,751
Broadcom, Cl A	2,450	108,302
Broadridge Financial Solutions	3,425	184,676
F5 Networks *	1,000	122,020
Facebook, Cl A *	6,475	510,036
Fiserv *	3,300	256,080
Google, Cl A *	800	439,016
Microsoft	13,225	643,263
NXP Semiconductors *	1,625	156,195
Oracle	10,300	449,286
Rackspace Hosting *	2,100	113,190
Total System Services	3,500	138,460
Vantiv, Cl A *	5,650	220,915

		5,205,032

MATERIALS — 2.2%
CF Industries Holdings	450	129,362
Eagle Materials	1,625	135,509

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS (continued)
Packaging Corp of America	2,050	$141,839
Rock-Tenn, Cl A	875	55,107

		461,817

TELECOMMUNICATION SERVICES — 3.3%
Level 3 Communications *	4,350	243,339
SBA Communications, Cl A *	1,975	228,745
Verizon Communications	4,400	221,936

		694,020

Total Common Stock (Cost $20,946,595)		20,743,180

Total Investments— 97.7% (Cost $20,946,595)		$20,743,180

Percentages based on Net Assets of $21,240,101.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.5%†
	Shares	Value
CONSUMER DISCRETIONARY — 8.9%
Best Buy	4,200	$145,530
Brinker International	3,600	199,332
Foot Locker	1,800	107,010
Ford Motor	18,600	293,880
Garmin	3,300	149,127
Interpublic Group of	5,400	112,536
Las Vegas Sands	2,900	153,352
Lowe’s	2,400	165,264
Thomson Reuters	6,900	283,314
VF	1,700	123,131
Wyndham Worldwide	1,900	162,260

		1,894,736

CONSUMER STAPLES — 6.9%
Altria Group	4,400	220,220
Archer-Daniels-Midland	5,800	283,504
Colgate-Palmolive	4,800	322,944
Dr Pepper Snapple Group	3,600	268,488
Procter & Gamble	1,300	103,363
Whole Foods Market	5,400	257,904

		1,456,423

ENERGY — 11.1%
Anadarko Petroleum	3,800	357,580
Atwood Oceanics	2,400	80,112
Chesapeake Energy	9,200	145,084
ConocoPhillips	3,500	237,720
Denbury Resources	8,700	76,647
Eni ADR	8,800	338,184
Kinder Morgan	5,300	227,635
PBF Energy, Cl A	6,800	192,984
Statoil ADR	17,300	367,279
Tesoro	2,700	231,741
Valero Energy	1,800	102,420

		2,357,386

FINANCIALS — 27.5%
Ameriprise Financial	900	112,752
Bank of America	36,300	578,259

COMMON STOCK — continued
	Shares	Value
FINANCIALS (continued)
Bank of New York Mellon	8,300	$351,422
Berkshire Hathaway, Cl B *	2,900	409,509
Brixmor Property Group ‡	6,200	145,390
DuPont Fabros Technology	4,200	130,830
Endurance Specialty Holdings	4,900	295,862
Goldman Sachs Group	2,400	471,408
Hartford Financial Services Group	5,500	224,235
Host Hotels & Resorts ‡	8,300	167,162
JPMorgan Chase	10,200	645,252
KeyCorp	27,900	403,155
PartnerRe	2,100	268,800
PNC Financial Services Group	3,900	357,747
Prudential Financial	4,200	342,720
RLJ Lodging Trust ‡	5,900	175,053
Sun Communities ‡	2,400	148,944
SunTrust Banks	6,900	286,350
Wells Fargo	6,100	336,110

		5,850,960

HEALTH CARE — 14.8%
Aetna	1,800	192,366
Amgen	2,400	378,984
Anthem	3,300	498,069
Cardinal Health	3,800	320,492
ICON *	3,100	199,454
McKesson	1,500	335,100
PAREXEL International *	3,300	209,798
Select Medical Holdings	8,300	120,765
Shire ADR	1,840	448,058
UnitedHealth Group	3,900	434,460

		3,137,546

INDUSTRIALS — 9.1%
Alaska Air Group	5,100	326,706
Booz Allen Hamilton Holding, Cl A	11,200	308,000
Cintas	2,400	191,880
CNH Industrial	26,200	228,464
Ryder System	2,300	219,328
TAL International Group	1,800	69,372
Union Pacific	2,700	286,821
Waste Management	6,000	297,180

		1,927,751

INFORMATION TECHNOLOGY — 11.0%
Broadridge Financial Solutions	4,200	226,464
Cisco Systems	8,000	230,640
Computer Sciences	3,700	238,465
Hewlett-Packard	6,400	211,008
Intel	15,600	507,780
Lam Research	2,300	173,834
Lexmark International, Cl A	4,400	195,316
Microsoft	9,500	462,080
Xerox	8,100	93,150

		2,338,737

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 1.7%
International Paper	1,700	$91,324
LyondellBasell Industries, Cl A	1,500	155,280
US Silica Holdings	3,300	123,255

		369,859

TELECOMMUNICATION SERVICES — 2.0%
AT&T	8,200	284,048
CenturyLink	3,800	136,648

		420,696

UTILITIES — 4.5%
CMS Energy	7,900	268,047
Edison International	4,600	280,324
PPL	7,400	251,822
UGI	4,200	146,202

		946,395

Total Common Stock (Cost $20,932,809)		20,700,489

Total Investments— 97.5% (Cost $20,932,809)		$20,700,489

Percentages based on Net Assets of $21,239,206.

*	Non-income producing security.
‡	Real Estate Investment Trust.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes .

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
CONSUMER DISCRETIONARY — 14.7%
Asbury Automotive Group *	3,480	$292,424
Brown Shoe	9,270	275,319
Citi Trends *	12,710	289,534
Core-Mark Holding	3,725	196,345
Dillard’s, Cl A	2,350	309,237
DineEquity	3,558	343,098
G-III Apparel Group *	2,950	327,981
Kirkland’s *	14,600	346,604
Libbey	17,735	697,872
Lithia Motors, Cl A	3,755	374,487
Nautilus *	33,316	560,041
Penn National Gaming *	19,015	305,761
Performance Sports Group *	16,695	338,909
Pool	4,205	272,862
Skechers U.S.A., Cl A *	3,928	353,206
Sonic	9,485	271,745
Tenneco *	5,315	310,662

		5,866,087

CONSUMER STAPLES — 3.0%
Central Garden & Pet, Cl A *	23,810	233,338
Ingles Markets, Cl A	7,190	300,973
Inventure Foods *	38,035	370,841
Prestige Brands Holdings *	7,655	300,459

		1,205,611

ENERGY — 3.8%
Alon USA Energy	35,595	572,723
Atwood Oceanics	8,221	274,417
Carrizo Oil & Gas *	4,215	234,902
Delek US Holdings	5,690	210,075
Pengrowth Energy	61,550	206,808

		1,498,925

FINANCIALS — 22.3%
American Equity Investment Life Holding	13,020	350,889
Ameris Bancorp	14,540	363,354
Armada Hoffler Properties ‡	34,510	354,418
Banc of California	24,611	305,176

COMMON STOCK — continued
	Shares	Value
FINANCIALS (continued)
CenterState Banks	29,560	$359,450
DuPont Fabros Technology	12,340	384,391
Employers Holdings	11,860	289,503
First Bancorp	14,395	233,631
First BanCorp *	39,180	235,472
First Defiance Financial	9,700	339,500
First Industrial Realty Trust ‡	15,410	304,039
Great Southern Bancorp	8,670	341,771
Interactive Brokers Group, Cl A	8,601	292,004
Investment Technology Group	14,190	404,273
MarketAxess Holdings	4,455	382,462
Nelnet, Cl A	5,490	245,787
Pebblebrook Hotel Trust ‡	8,010	343,949
Piper Jaffray *	5,430	273,944
RLJ Lodging Trust ‡	11,100	329,337
Ryman Hospitality Properties ‡	6,500	374,660
Selective Insurance Group	12,345	332,574
Southwest Bancorp	17,850	307,556
Strategic Hotels & Resorts ‡ *	27,700	324,090
Sun Communities ‡	4,980	309,059
Sunstone Hotel Investors ‡	20,700	322,506
Wintrust Financial	5,930	289,028
WSFS Financial	7,395	526,302

		8,919,125

HEALTH CARE — 13.8%
AMAG Pharmaceuticals *	13,542	690,236
Cambrex *	12,000	461,880
Dyax *	10,150	242,687
Exactech *	10,415	227,568
Genesis Healthcare, Cl A *	35,165	242,990
HealthSouth	16,320	737,991
Isis Pharmaceuticals *	4,500	255,240
Lannett *	10,205	586,788
MiMedx Group *	24,250	227,950
Molina Healthcare *	6,240	369,595
Natus Medical *	6,815	256,993
Nektar Therapeutics *	14,100	134,232
Omnicell *	8,095	287,615
Orexigen Therapeutics *	35,070	230,410
PAREXEL International *	5,985	380,496
SciClone Pharmaceuticals *	19,985	163,277

		5,495,948

INDUSTRIALS — 16.9%
Aircastle	28,485	683,070
Allegiant Travel, Cl A	2,320	356,723
American Railcar Industries	4,040	214,282
Deluxe	4,340	281,015
DHI Group *	21,295	161,842
Elbit Systems	4,175	323,312
EMCOR Group	7,688	343,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS (continued)
H&E Equipment Services	10,750	$265,740
Heidrick & Struggles International	7,740	186,224
JetBlue Airways *	36,505	749,449
Manitowoc	27,377	540,148
Multi-Color	10,745	674,571
Park-Ohio Holdings	5,240	242,769
Patrick Industries *	5,270	316,516
Providence Service *	5,985	254,482
Vectrus *	6,870	175,597
Wabash National *	23,960	335,919
Xerium Technologies *	36,307	645,539

		6,750,313

INFORMATION TECHNOLOGY — 16.7%
ACI Worldwide *	10,835	249,530
Aspen Technology *	9,225	409,497
Calix *	23,825	176,067
Ciena *	32,255	687,031
Convergys	13,990	317,293
Cypress Semiconductor	23,825	317,349
ePlus *	4,060	336,818
Fleetmatics Group *	7,010	319,516
GSI Group *	18,005	239,107
Ixia *	21,359	255,881
j2 Global	11,440	793,593
Kulicke & Soffa Industries *	13,410	202,625
Luxoft Holding, Cl A *	6,285	325,752
Manhattan Associates *	9,275	487,493
NetScout Systems *	6,745	277,220
Qualys *	6,860	339,707
Sanmina *	10,570	214,888
SS&C Technologies Holdings	5,315	319,804
Synchronoss Technologies *	5,985	274,592
Ultra Clean Holdings *	21,715	130,507

		6,674,270

MATERIALS — 4.3%
Domtar	4,640	200,541
Materion	7,110	284,329
Neenah Paper	9,530	576,279
PolyOne	8,010	312,791
US Silica Holdings	9,275	346,421

		1,720,361

UTILITIES — 2.2%
PNM Resources	12,570	349,195
Portland General Electric	9,550	335,778
Southwest Gas	3,570	196,350

		881,323

Total Common Stock (Cost $39,094,106)		39,011,963

Total Investments— 97.7% (Cost $39,094,106)		$39,011,963

Percentages based on Net Assets of $39,930,529.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the six-month period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%
	Shares	Value
AUSTRALIA — 4.7%
Caltex Australia (A)	16,400	$457,395
Macquarie Group (A)	13,500	827,181
Woodside Petroleum (A)	22,700	626,004

		1,910,580

BELGIUM — 3.9%
Anheuser-Busch InBev ADR	7,300	876,292
Delhaize Group ADR	35,100	702,702

		1,578,994

BRAZIL — 3.2%
Banco do Brasil	78,000	678,013
Vale ADR, Cl B	83,800	643,584

		1,321,597

CANADA — 5.6%
Alimentation Couche-Tard, Cl B	15,800	604,761
Canadian Imperial Bank of Commerce	8,100	650,416
Canadian Natural Resources	13,900	461,874
WestJet Airlines	25,000	566,308

		2,283,359

CHINA — 3.3%
China Construction Bank, Cl H (A)	881,500	855,702
Tencent Holdings (A)	23,400	482,950

		1,338,652

DENMARK — 1.8%
Danske Bank (A)	26,100	740,214

FINLAND — 3.1%
Neste Oil (A)	23,000	625,556
UPM-Kymmene (A)	35,700	645,976

		1,271,532

FRANCE — 9.6%
Casino Guichard Perrachon (A)	4,400	389,082
Christian Dior (A)	3,100	606,054
Ipsen (A)	12,100	694,880
Natixis (A)	124,900	1,033,856

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Orange (A)	44,500	$732,975
Veolia Environnement (A)	21,500	454,941

		3,911,788

GERMANY — 8.9%
Allianz (A)	5,100	868,097
Daimler (A)	9,000	865,322
Infineon Technologies (A)	49,900	586,662
METRO (A)	17,500	634,286
Siemens (A)	6,100	663,570

		3,617,937

HONG KONG — 5.1%
Hang Seng Bank (A)	33,900	660,435
Hutchison Whampoa (A)	63,300	930,618
Wharf Holdings (A)	70,900	510,843

		2,101,896

INDIA — 3.4%
ICICI Bank ADR	55,300	604,429
Tata Motors ADR	19,200	790,848

		1,395,277

ISRAEL — 2.4%
NICE-Systems (A)	16,000	961,770

JAPAN — 18.1%
Canon (A)	12,600	449,249
FANUC (A)	3,000	659,888
Honda Motor (A)	18,400	616,867
ITOCHU (A)	55,100	678,450
Kirin Holdings (A)	38,100	504,300
Kobe Steel (A)	311,000	565,270
Mizuho Financial Group (A)	392,000	747,262
Otsuka Holdings (A)	27,000	852,243
Sony (A)	14,600	441,383
Sumitomo (A)	40,200	474,671
Takeda Pharmaceutical (A)	12,000	616,093
Tokio Marine Holdings (A)	19,500	794,931

		7,400,607

NEW ZEALAND — 1.5%
Fisher & Paykel Healthcare (A)	120,300	595,774

POLAND — 1.3%
PGE Polska Grupa Energetyczna (A)	89,000	512,119

SINGAPORE — 2.6%
United Overseas Bank (A)	24,200	446,853
Wilmar International (A)	252,300	619,680

		1,066,533

SOUTH KOREA — 0.9%
LG Display ADR	26,400	364,848

SPAIN — 1.0%
Repsol (A)	20,000	412,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — 1.5%
Swedbank, Cl A (A)	27,100	$630,148

SWITZERLAND — 1.7%
Zurich Insurance Group (A)	2,200	679,038

UNITED KINGDOM — 13.1%
Anglo American (A)	32,800	555,711
Aviva (A)	54,500	438,475
BT Group, Cl A (A)	130,300	908,783
Investec (A)	45,500	434,472
ITV (A)	183,300	711,661
Reed Elsevier (A)	47,100	779,517
Sage Group (A)	100,800	749,464
Shire (A)	9,600	780,126

		5,358,209

UNITED STATES — 1.6%
CNOOC ADR	3,700	633,625

Total Common Stock (Cost $39,445,262)		40,086,777

Total Investments— 98.3% (Cost $39,445,262)		$40,086,777

Percentages are based on Net Assets of $40,796,415.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of April 30, 2015 was $32,509,077 and represented 79.7% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of April 30, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$1,910,580	$–	$1,910,580
Belgium	1,578,994	–	–	1,578,994
Brazil	1,321,597	–	–	1,321,597
Canada	2,283,359	–	–	2,283,359
China	–	1,338,652	–	1,338,652
Denmark	–	740,214	–	740,214
Finland	–	1,271,532	–	1,271,532
France	–	3,911,788	–	3,911,788
Germany	–	3,617,937	–	3,617,937
Hong Kong	–	2,101,896	–	2,101,896
India	1,395,277	–	–	1,395,277
Israel	–	961,770	–	961,770
Japan	–	7,400,607	–	7,400,607
New Zealand	–	595,774	–	595,774
Poland	–	512,119	–	512,119
Singapore	–	1,066,533	–	1,066,533
South Korea	364,848	–	–	364,848
Spain	–	412,280	–	412,280
Sweden	–	630,148	–	630,148

Investments in Securities	Level 1	Level 2	Level 3	Total
Switzerland	$–	$679,038	$–	$679,038
United Kingdom	–	5,358,209	–	5,358,209
United States	633,625	–	–	633,625
Total Common Stock	7,577,700	32,509,077	–	40,086,777
Total Investments in Securities	$7,577,700	$32,509,077	$–	$40,086,777

For the period ended April 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. For the six-month period ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Assets:
Cost of securities	$39,536,801	$36,369,008	$20,946,595

Investments in securities at value	$39,467,403	$36,411,721	$20,743,180
Cash	471,933	554,690	987,145
Receivable due from Investment Adviser	3,640	4,599	—
Offering Costs	19,863	19,863	19,863
Dividends receivable	248,149	216,816	13,737
Prepaid expenses	699	699	699

Total Assets	40,211,687	37,208,388	21,764,624

Liabilities:
Payable for investment securities purchased	300,000	300,000	480,063
Payable due to administrator	9,802	9,009	5,268
Payable due to trustees	2,038	2,012	1,008
Chief Compliance Officer fees payable	994	983	535
Investment Adviser fees payable	—	—	606
Offering costs payable (Note 2)	24,265	24,265	24,265
Accrued expenses	18,454	16,786	12,778

Total Liabilities	355,553	353,055	524,523

Net Assets	$39,856,134	$36,855,333	$21,240,101

Net Assets:
Paid-in Capital	$39,922,960	$36,813,238	$21,500,140
Undistributed net investment income (loss)	56,791	18,536	(3,367)
Accumulated net realized loss on investments	(54,219)	(19,154)	(53,257)
Net unrealized appreciation (depreciation) on investments	(69,398)	42,713	(203,415)

Net Assets	$39,856,134	$36,855,333	$21,240,101

Institutional Class Shares:
Net Assets	$39,856,134	$36,855,333	$21,240,101
Total shares outstanding at end of period	3,992,286	3,681,321	2,150,014
Net Asset Value Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.98	$10.01	$9.88

Amounts designated as “—” are $0 or have been rounded to $0.

*Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Assets:
Cost of securities	$20,932,809	$39,094,106	$39,445,262

Investments in securities at value	$20,700,489	$39,011,963	$40,086,777
Cash	449,325	946,624	617,894
Receivable for investment securities sold	95,476	402,994	—
Dividends receivable	17,674	4,378	158,917
Offering Costs	19,863	18,859	18,859
Receivable for dividend tax reclaim	—	—	653
Prepaid expenses	699	699	699

Total Assets	21,283,526	40,385,517	40,883,799

Liabilities:
Payable due to administrator	5,222	10,124	9,890
Payable due to trustees	1,006	2,049	2,043
Chief Compliance Officer fees payable	534	999	996
Investment Adviser fees payable	520	13,149	11,586
Foreign Currency Payable	—	—	17,545
Payable for investment securities purchased	—	388,796	—
Offering costs payable (Note 2)	24,265	23,763	23,763
Accrued expenses	12,773	16,108	21,561

Total Liabilities	44,320	454,988	87,384

Net Assets	$21,239,206	$39,930,529	$40,796,415

Net Assets:
Paid-in Capital	$21,527,660	$40,022,540	$40,063,940
Undistributed (distributions in excess of) net investment income	16,780	(26,783)	259,329
Accumulated net realized gain (loss) on investments (distributions in excess)	(72,914)	16,915	(168,573)
Net unrealized appreciation (depreciation) on investments	(232,320)	(82,143)	641,515
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	204

Net Assets	$21,239,206	$39,930,529	$40,796,415

Institutional Class Shares:
Net Assets	$21,239,206	$39,930,529	$40,796,415
Total shares outstanding at end of period	2,152,791	4,002,193	4,006,353
Net Asset Value Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.87	$9.98	$10.18

Amounts designated as “—” are $0 or have been rounded to $0.

*Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE PERIOD ENDED
APRIL 30, 2015* (Unaudited)

STATEMENTS OF OPERATIONS

	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Investment Income
Dividends	$–	$–	$27,914
Interest	143,315	67,824	5

Total Investment Income	143,315	67,824	27,919

Expenses
Investment Advisory Fees	25,802	23,787	20,857
Administration Fees	20,314	18,728	10,947
Trustees’ Fees	2,236	2,210	1,205
Chief Compliance Officer Fees	994	983	535
Transfer Agent Fees	4,078	4,072	3,848
Audit Fees	5,797	5,797	5,797
Legal Fees	2,949	2,915	1,589
Registration & Filing Fees	1,951	1,938	1,411
Custodian Fees	107	385	76
Offering Costs (Note 2)	4,904	4,904	4,904
Other Expenses	5,159	5,130	1,488

Total Expenses	74,291	70,849	52,657

Less:
Investment Advisory Fees Waiver	(25,802)	(23,787)	(20,857)
Reimbursement from Adviser	(9,785)	(11,381)	(514)

Net Expenses	38,704	35,681	31,286

Net Investment Income (Loss)	104,611	32,143	(3,367)

Net Realized Loss on Investments	(54,219)	(19,154)	(53,257)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(69,398)	42,713	(203,415)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(123,617)	23,559	(256,672)

Net Increase (Decrease) in Net Assets from Operations	$ (19,006)	$ 55,702	$ (260,039)

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE PERIOD ENDED
APRIL 30, 2015* (Unaudited)

STATEMENTS OF OPERATIONS

	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Investment Income
Dividends	$75,286	$65,399	$409,868
Interest	5	14	10
Less: Foreign Taxes Withheld	–	(407)	(40,935)

Total Investment Income	75,291	65,006	368,943

Expenses
Investment Advisory Fees	20,660	47,911	57,939
Administration Fees	10,844	20,811	20,274
Trustees’ Fees	1,204	2,246	2,240
Chief Compliance Officer Fees	534	999	996
Transfer Agent Fees	3,848	4,080	4,079
Audit Fees	5,797	5,797	5,797
Legal Fees	1,586	2,963	2,954
Registration & Filing Fees	1,411	1,952	1,952
Custodian Fees	76	76	2,520
Offering Costs (Note 2)	4,904	4,905	4,904
Other Expenses	1,486	2,671	5,689

Total Expenses	52,350	94,411	109,344

Less:
Investment Advisory Fees Waiver	(20,660)	(25,022)	(38,530)
Reimbursement from Adviser	(699)	–	–

Net Expenses	30,991	69,389	70,814

Net Investment Income (Loss)	44,300	(4,383)	298,129

Net Realized Gain (Loss) on Investments	(72,914)	16,915	(63,934)
Net Realized Loss on Foreign Currency Transactions	–	–	(104,639)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(232,320)	(82,143)	641,515
Net Change in Unrealized Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	204

Net Gain (Loss) on Investments and Foreign Currency Transactions	(305,234)	(65,228)	473,146

Net Increase (Decrease) in Net Assets from Operations	$(260,934)	$(69,611)	$771,275

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Income	$104,611
Net Realized Loss on Investments	(54,219)
Net Change in Unrealized Depreciation on Investments	(69,398)

Net Decrease in Net Assets Resulting from Operations	(19,006)

Dividends:
Institutional Class Shares
Net Investment Income	(47,820)

Total Dividends	(47,820)

Capital Share Transactions:
Institutional Class Shares
Issued	39,875,240
Reinvestment of Dividends	47,820
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	39,922,960

Total Increase in Net Assets	39,856,134
Net Assets:
Beginning of period	—

End of period (including undistributed net investment income of $56,791)	$39,856,134

Share Transactions:
Institutional Class Shares
Issued	3,987,519
Reinvestment of Dividends	4,777
Redeemed	(10)

Net Increase in Shares Outstanding	3,992,286

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Income	$32,143
Net Realized Loss on Investments	(19,154)
Net Change in Unrealized Appreciation on Investments	42,713

Net Increase in Net Assets Resulting from Operations	55,702

Dividends:
Institutional Class Shares
Net Investment Income	(13,607)

Total Dividends	(13,607)

Capital Share Transactions:
Institutional Class Shares
Issued	36,799,731
Reinvestment of Dividends	13,607
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	36,813,238

Total Increase in Net Assets	36,855,333
Net Assets:
Beginning of period	—

End of period (including undistributed net investment income of $18,536)	$36,855,333

Share Transactions:
Institutional Class Shares
Issued	3,679,970
Reinvestment of Dividends	1,361
Redeemed	(10)

Net Increase in Shares Outstanding	3,681,321

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Loss	$(3,367)
Net Realized Loss on Investments	(53,257)
Net Change in Unrealized Depreciation on Investments	(203,415)

Net Decrease in Net Assets Resulting from Operations	(260,039)

Capital Share Transactions:
Institutional Class Shares
Issued	21,500,240
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	21,500,140

Total Increase in Net Assets	21,240,101
Net Assets:
Beginning of period	—

End of period (including undistributed net investment loss of $3,367)	$21,240,101

Share Transactions:
Institutional Class Shares
Issued	2,150,024
Redeemed	(10)

Net Increase in Shares Outstanding	2,150,014

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Income	$44,300
Net Realized Loss on Investments	(72,914)
Net Change in Unrealized Depreciation on Investments	(232,320)

Net Decrease in Net Assets Resulting from Operations	(260,934)

Dividends:
Institutional Class Shares
Net Investment Income	(27,520)

Total Dividends	(27,520)

Capital Share Transactions:
Institutional Class Shares
Issued	21,500,240
Reinvestment of Dividends	27,520
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	21,527,660

Total Increase in Net Assets	21,239,206
Net Assets:
Beginning of period	—

End of period (including undistributed net investment income of $16,780)	$21,239,206

Share Transactions:
Institutional Class Shares
Issued	2,150,024
Reinvestment of Dividends	2,777
Redeemed	(10)

Net Increase in Shares Outstanding	2,152,791

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Loss	$(4,383)
Net Realized Gain on Investments	16,915
Net Change in Unrealized Depreciation on Investments	(82,143)

Net Decrease in Net Assets Resulting from Operations	(69,611)

Dividends:
Institutional Class Shares
Net Investment Income	(22,400)

Total Dividends	(22,400)

Capital Share Transactions:
Institutional Class Shares
Issued	40,000,240
Reinvestment of Dividends	22,400
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	40,022,540

Total Increase in Net Assets	39,930,529
Net Assets:
Beginning of period	—

End of period (including distributions in excess of net investment income of $26,783)	$39,930,529

Share Transactions:
Institutional Class Shares
Issued	4,000,024
Reinvestment of Dividends	2,179
Redeemed	(10)

Net Increase in Shares Outstanding	4,002,193

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended April 30, 2015*
Operations:
Net Investment Income	$298,129
Net Realized Loss on Investments and Foreign Currency Transactions	(168,573)
Net Change in Unrealized Appreciation on Investments, Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	641,719

Net Increase in Net Assets Resulting from Operations	771,275

Dividends:
Institutional Class Shares
Net Investment Income	(38,800)

Total Dividends	(38,800)

Capital Share Transactions:
Institutional Class Shares
Issued	40,025,240
Reinvestment of Dividends	38,800
Redeemed	(100)

Net Increase in Net Assets from Capital Share Transactions	40,063,940

Total Increase in Net Assets	40,796,415
Net Assets:
Beginning of period	—

End of period (including undistributed net investment income of $259,329)	$40,796,415

Share Transactions:
Institutional Class Shares
Issued	4,002,428
Reinvestment of Dividends	3,935
Redeemed	(10)

Net Increase in Shares Outstanding	4,006,353

*Commenced operations on February 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS (Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

Institutional Class Shares
Knights of Columbus Core Bond Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.03
Net Realized and Unrealized Loss	(0.04)

Total from Operations	(0.01)

Dividends:
Net Investment Income	(0.01)

Total Dividends	(0.01)

Net Asset Value, End of Period	$ 9.98

Total Return†	(0.08)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$39,856
Ratio of Expenses to Average Net Assets	0.60%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.15%**
Ratio of Net Investment Income to Average Net Assets	1.62%**
Portfolio Turnover Rate	46%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Institutional Class Shares
Knights of Columbus Limited Duration Bond Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.01
Net Realized and Unrealized Gain	—@

Total from Operations	0.01

Dividends:
Net Investment Income	—@

Total Dividends	—

Net Asset Value, End of Period	$ 10.01

Total Return†	0.14%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$36,855
Ratio of Expenses to Average Net Assets	0.60%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.19%**
Ratio of Net Investment Income to Average Net Assets	0.54%**
Portfolio Turnover Rate	54%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
@	Amount represents less than 0.01 per share.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS (Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

Institutional Class Shares
Knights of Columbus Large Cap Growth Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	—
Net Realized and Unrealized Loss	(0.12)

Total from Operations	(0.12)

Net Asset Value, End of Period	$ 9.88

Total Return†	(1.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21,240
Ratio of Expenses to Average Net Assets	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.51%**
Ratio of Net Investment Loss to Average Net Assets	(0.10)%**
Portfolio Turnover Rate	17%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

Institutional Class Shares
Knights of Columbus Large Cap Value Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.02
Net Realized and Unrealized Loss	(0.14)

Total from Operations	(0.12)

Dividends:
Net Investment Income	(0.01)

Total Dividends	(0.01)

Net Asset Value, End of Period	$ 9.87

Total Return†	(1.17)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$21,239
Ratio of Expenses to Average Net Assets	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.52%**
Ratio of Net Investment Income to Average Net Assets	1.29%**
Portfolio Turnover Rate	7%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS (Unaudited)

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

Institutional Class Shares
Knights of Columbus Small Cap Equity Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	—
Net Realized and Unrealized Loss	(0.01)

Total from Operations	(0.01)

Dividends:
Net Investment Income	(0.01)

Total Dividends	(0.01)

Net Asset Value, End of Period	$ 9.98

Total Return†	(0.15)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$39,931
Ratio of Expenses to Average Net Assets	1.05%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.43%**
Ratio of Net Investment Loss to Average Net Assets	(0.07)%**
Portfolio Turnover Rate	11%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

Institutional Class Shares
Knights of Columbus International Equity Fund	Period Ended April 30, 2015*
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain	0.11

Total from Operations	0.19

Dividends:
Net Investment Income	(0.01)

Total Dividends	(0.01)

Net Asset Value, End of Period	$ 10.18

Total Return†	1.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$40,796
Ratio of Expenses to Average Net Assets	1.10%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.70%**
Ratio of Net Investment Income to Average Net Assets	4.63%**
Portfolio Turnover Rate	10%***

*	Commenced operations on February 27, 2015.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 11 funds. The financial statements herein are those of the Knights of Columbus Core Bond Fund “Core Bond Fund”, Knights of Columbus Limited Duration Bond Fund “Limited Duration Bond Fund”, Knights of Columbus Large Cap Growth Fund “Large Cap Growth Fund”, Knights of Columbus Large Cap Value Fund “Large Cap Value Fund”, Knights of Columbus Small Cap Equity Fund “Small Cap Equity Fund” and Knights of Columbus International Equity Fund “International Equity Fund” (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds. The investment objective of the Core Bond Fund and Limited Duration Bond Fund is to seek current income and capital preservation. The investment objective of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted Accounting Principles (U.S. GAAP). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a security price cannot be obtained from an independent, third party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Funds use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2015, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Offering Costs Payable — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of April 30, 2015, the remaining amount still to be amortized for the Funds is as follows:

Core Bond Fund	$24,265
Limited Duration Bond Fund	24,265
Large Cap Growth Fund	24,265
Large Cap Value Fund	24,265
Small Cap Equity Fund	23,763
International Equity Fund	23,763

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2015, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2015, the Funds were charged the following for these services:

Core Bond Fund	$20,314
Limited Duration Bond Fund	18,728
Large Cap Growth Fund	10,947
Large Cap Value Fund	10,844
Small Cap Equity Fund	20,811
International Equity Fund	20,274

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Core Bond Fund, Limited Duration Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund at 0.40%, 0.40%, 0.60%, 0.60%, 0.725%, 0.90%, respectively, of each Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

The Adviser has contractually agreed, through February 29, 2016, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Core Bond Fund	0.60%
Limited Duration Bond Fund	0.60%
Large Cap Growth Fund	0.90%
Large Cap Value Fund	0.90%
Small Cap Equity Fund	1.05%
International Equity Fund	1.10%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the adviser during the period ending April 30, 2015.

6. Investment Transactions:

For the period ended April 30, 2015, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Core Bond Fund	$18,656,182	$965,330	$31,932,222	$14,850,586
Limited Duration Bond Fund	22,557,600	17,901	30,493,849	18,538,683
Large Cap Growth Fund	24,481,058	3,481,205	—	—
Large Cap Value Fund	22,496,923	1,490,137	—	—
Small Cap Equity Fund	43,261,308	4,180,104	—	—
International Equity Fund	43,238,143	3,728,947	—	—

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily due to wash sales and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions, utilization of earnings and profits on shareholder redemptions and certain net operating losses which, for tax purposes, offset short-term capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$39,536,801	$103,277	$(172,675)	$(69,398)
Limited Duration Bond Fund	36,369,008	52,660	(9,947)	42,713
Large Cap Growth Fund	20,946,595	417,702	(621,117)	(203,415)
Large Cap Value Fund	20,932,809	406,416	(638,736)	(232,320)
Small Cap Equity Fund	39,094,106	1,389,342	(1,471,485)	(82,143)
International Equity Fund	39,445,262	1,598,029	(956,514)	641,515

8. Concentration of Risks:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At April 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Core Bond Fund	2	87%
Limited Duration Bond Fund	1	82%
Large Cap Growth Fund	2	86%
Large Cap Value Fund	2	86%
Small Cap Equity Fund	1	91%
International Equity Fund	1	100%

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2015.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Core Bond Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$999.20	0.60%	$1.04
Hypothetical 5% Return**	$1,000.00	$1,022.18	0.60%	$3.06
Limited Duration Bond Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,001.40	0.60%	$1.04
Hypothetical 5% Return**	$1,000.00	$1,022.18	0.60%	$3.06
Large Cap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$988.00	0.90%	$1.54
Hypothetical 5% Return**	$1,000.00	$1,020.67	0.90%	$4.58
Large Cap Value Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$988.30	0.90%	$1.54
Hypothetical 5% Return**	$1,000.00	$1,020.67	0.90%	$4.58
Small Cap Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$998.50	1.05%	$1.81
Hypothetical 5% Return**	$1,000.00	$1,019.91	1.05%	$5.35
International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,019.00	1.10%	$1.92
Hypothetical 5% Return**	$1,000.00	$1,019.66	1.10%	$5.60

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 63/365.

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 11, 2014 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•

the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund (collectively, the “Funds”); and

•

the sub-advisory agreement between the Adviser and Boston Advisors, LLC (the “Sub-Adviser”), on behalf of the Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance systems; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s and the Sub-Adviser’s performance in managing similar accounts.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel and the resources of the Adviser and the Sub-Adviser. The Trustees reviewed the terms of the proposed Agreements. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

37

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015